Events after the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the reporting period

24. Events after the reporting period

Capital increases

In January 2022, the Company announced the issuance of 23,400,000  common shares at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by a fully-owned subsidiary of the Company, and listed on the SIX Swiss Exchange accordingly. The shares are held as treasury shares, hence the operation did not impact the Company’s outstanding common shares.

ATM proceeds

From January 1, 2022 until February 28, 2022, the Group sold an additional 2,859,253 treasury shares at an average price of USD 1.61 per share, as part of its ATM program. Total gross proceeds amounted to USD 4.6 million.

Amendment to JGB Note Agreement

On January 28, 2022, the Company entered into an amendment agreement (the “Amendment Agreement”) with JGB regarding the second tranche of the Note Agreement.   The Amendment Agreement adjusted the principal balance payable at maturity for the notes to be issued in the second tranche to USD10.5 million (USD 975,000 of original issue discount) and the conversion price for the notes to be issued in the second tranche to a price of $1.66 per common share, and accelerated the issuance of the second tranche to January 28, 2022. In addition, as adjusted pursuant to the Amendment Agreement, the Company issued a warrant to purchase 1,018,716 common shares of the Company at an exercise price of $1.87 per share.  Additionally, JGB waived certain conditions required to be met to fund the second tranche, including that the Company’s volume-weighted average price could not be below USD 3.00 per share for five or more trading days during the 30 days prior to the funding date for the second tranche, in exchange for a payment of USD 1.25 million and the amended terms for the notes and warrants issued in the second tranche. In connection with the Amendment Agreement, the Company received USD 8.275 million from the second tranche, after accounting for expenses and the USD 1.25 million waiver payment to JGB.

Theramex Licensing Agreement

On February 10, 2022, the Company entered into a strategic licensing agreement with Theramex to support the commercialization and market introduction of linzagolix across global markets outside of the U.S., Canada and Asia. Under the terms of the agreement, the Company is entitled to receive royalties of a mid-thirties percentage on commercial sales, which includes the cost of goods sold to Theramex. Furthermore, the agreement contains up to EUR72.75 million in upfront and milestone payments, including EUR5 million obtained upon signing, up to EUR13.75 million in development and commercial milestones and up to EUR54 million in sales-based milestones.

There were no other material events after the balance sheet date.